FORM N-SAR-U
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /   (a)
        or fiscal year ending:          12/31/01 (b)

Is this a transition report? (Y/N)     N
                                    -------

Is this an amendment to a previous filing?  (Y/N)     N
                                                   -------


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.      A.     Registrant Name:     Farmers Annuity Separate Account A

        B.     File Number:         811-09547

        C.     Telephone Number:    206-232-8400

2.      A.     Street:              3003 - 77th Avenue, S.E.

        B.     City:  Mercer Island C.      State:  WA    D.     Zip Code:  98040        Zip Ext:

        E.     Foreign Country:                           Foreign Postal Code:

3.      Is this the first filing on this form by Registrant?  (Y/N)              N
                                                                     --------------------------
4.      Is this the last filing on this form by Registrant?  (Y/N)              N
                                                                    --------------------------
5.      Is Registrant a small business investment company (SBIC)?  (Y/N)     N
        [If answer is "Y" (Yes), complete only items 89 through 110.]     -----------------

6.      Is Registrant a unit investment trust (UIT)?  (Y/N)                   Y
        [If answer is "Y" (Yes) complete only items 111 through 132.] ----------------------

7.      A.     Is Registrant a series or multiple portfolio company?  (Y/N)           N
               [If answer is "N" (No), go to item 8.]                      --------------------------

        B.     How many separate series or portfolios did Registrant have at the end of the period?
                                                                                                     -----

                                                       -------------------------

                                                       If filing more than one
                                                       Page 47, "X" box: [ ]
                                                       -------------------------

For period ending  12/31/01
                 ------------

File number 811-09547
                -------------

UNIT INVESTMENT TRUSTS
111.    A.     [/]    Depositor Name:
                                       -------------------------------------------------------
        B.     [/]    File Number (If any):
                                             --------------------------------------------------------
        C.     [/]    City:                       State:                          Zip Code:     Zip Ext.:
                             -------------------          ----------------------             -             -
               [/]    Foreign Country:                           Foreign Postal Code:
                                        ------------------                             --------------
111.    A.     [/]    Depositor Name:
                                       -------------------------------------------------------
        B.     [/]    File Number (If any):
                                             --------------------------------------------------------
        C.     [/]    City:                       State:                          Zip Code:     Zip Ext.:
                             -------------------          ----------------------             -             -
               [/]    Foreign Country:                           Foreign Postal Code:
                                        ------------------                             --------------
112.    A.     [/]    Sponsor Name:
                                     ----------------------------------------------------------------
        B.     [/]    File Number (If any):
                                           ----------------------------------------------------------
        C.     [/]    City:                       State:                          Zip Code:     Zip Ext.:
                             -------------------          ----------------------             -             -
               [/]    Foreign Country:                           Foreign Postal Code:
                                        ------------------                             --------------
112.    A.     [/]    Sponsor Name:
                                     ----------------------------------------------------------------
        B.     [/]    File Number (If any):
                                             --------------------------------------------------------
        C.     [/]    City:                       State:                          Zip Code:     Zip Ext.:
                             -------------------          ----------------------             -             -
               [/]    Foreign Country:                           Foreign Postal Code:
                                        ------------------                             --------------

                                                     -------------------------

                                                       If filing more than one
                                                       Page 48, "X" box: [ ]
                                                     -------------------------
For period ending   12/31/01
                  ----------

File number 811-09547
                ------------

113.    A.     [/]    Trustee Name:
                                     ----------------------------------------------------------------
        B.     [/]    City:                       State:                          Zip Code:     Zip Ext.:
                             -------------------          ----------------------             -             -
               [/]    Foreign Country:                           Foreign Postal Code:
                                        ------------------                             --------------
113.    A.     [/]    Trustee Name:
                                     ----------------------------------------------------------------
        B.     [/]    City:                       State:                          Zip Code:     Zip Ext.:
                             -------------------          ----------------------             -             -
               [/]    Foreign Country:                           Foreign Postal Code:
                                        ------------------                             --------------
114.    A.     [/]    Principal Underwriter Name:
                                                   --------------------------------------------------
        B.     [/]    File Number 8-
                                    --------
        C.     [/]    City:                           State:             Zip Code:               Zip Ext.:
                             -------------------              -----                 -------------          -

               [/]    Foreign Country:                           Foreign Postal Code:
                                        ------------------                             --------------
114.    A.     [/]    Principal Underwriter Name:
                                                   --------------------------------------------------
        B.     [/]    File Number 8-______

        C.     [/]    City:                       State:                          Zip Code:     Zip Ext.:
                             -------------------          ----------------------             -             -
               [/]    Foreign Country:                           Foreign Postal Code:
                                        ------------------                             --------------
115.    A.     [ ]    Independent Public Accountant Name:        PricewaterhouseCoopers LLC
                                                           ------------------------------------------
        B.     [ ]    City:  Seattle              State:  WA    Zip Code:  98104         Zip Ext.:
                             -------------------          ----             ------------             -
               [ ]    Foreign Country:                           Foreign Postal Code:
                                        ------------------                             --------------
115.    A.     [ ]    Independent Public Accountant Name:
                                                           ------------------------------------------
        B.     [ ]    City:                       State:                          Zip Code:     Zip Ext.:
                             -------------------          ----------------------             -             -
               [ ]    Foreign Country:                           Foreign Postal Code:
                                        ------------------                             --------------

                                                     -------------------------

                                                       If filing more than one
                                                       Page 49, "X" box: [ ]
                                                     -------------------------

For period ending   12/31/01
                  ----------

File number 811-09547
                ------------

116.    Family of investment companies information:

        A.     [/]    Is Registrant part of a family of investment companies?  (Y/N)  ___________          _____
                                                                                                            Y/N

        B.     [/]    Identify the family in 10 letters:  ____________________________________
                      (Note:  In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)

117.    A.     [/]    Is Registrant a separate account of an insurance company?  (Y/N)  _______             ____
                                                                                                            Y/N

        If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

        B.     [/]    Variable annuity contracts?  (Y/N)  _______                                           ____
                                                                                                            Y/N

        C.     [/]    Scheduled premium variable life contracts?  (Y/N)  _______                           ____
                                                                                                            Y/N

        D.     [/]    Flexible premium variable life contracts?  (Y/N)  _______                            ____
                                                                                                            Y/N

        E.     [/]    Other types of insurance products registered under the Securities Act of
                      1933?  (Y/N)  _______                                                                 ____
                                                                                                            Y/N

118.    [/]    State the number of series existing at the end of the period that had securities registered
               under the Securities Act of 1933  ______________________________                             ____

119.    [/]    State the number of new series for which registration statements under the Securities Act of
               1933 became effective during the period  _________________________                           ____


120.    [/]    State the total value of the portfolio securities on the date of deposit for the new series
               included in item 119 ($000's omitted)  ___________________________                         $ ____


121.    [/]    State the number of series for which a current prospectus was in existence at the end
               of the period  __________________________________________                                    ____

122.    [/]    State the number of existing series for which additional units were registered under the
               Securities Act of 1933 during the current period  _____________________                      ____

                                                     -------------------------

                                                       If filing more than one
                                                       Page 50, "X" box: [ ]
                                                     -------------------------

For period ending   12/31/01
                  ----------

File number 811-09547
                ------------

123. [/]  State the total value of the additional units considered in answering item 122
          ($000's omitted)  _____________________________________________                   $
                                                                                              ------
124.      [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in
          the subsequent series) ($000's omitted)________________________                   $
                                                                                              ------
125.      [ ] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
          of units of all series of Registrant ($000's omitted) _________________           $   46
                                                                                              ------
126.      Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's
          omitted) ______                                                                   $   0
                                                                                              ------
127.      List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of
          NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):



                                                             Number of  Total Assets    Total Income
                                                              Series       ($000's      Distributions
                                                             Investing    omitted)     ($000's omitted)
                                                             ---------    --------    -----------------
A.   U.S. Treasury direct issue                                          $               $
                                                           --------        --------        --------
B.   U.S. Government agency                                              $               $
                                                           --------        --------        --------
C.   State and municipal tax-free                                        $               $
                                                           --------        --------        --------
D.   Public utility debt                                                 $               $
                                                           --------        --------        --------
E.   Brokers or dealers debt or debt of brokers' or
     dealers' parent                                                     $               $
                                                           --------        --------        --------
F.   All other corporate intermed. & long-term debt                      $               $
                                                           --------        --------        --------
G.   All other corporate short-term debt                                 $               $
                                                           --------        --------        --------
H.   Equity securities of brokers or dealers or parents
     of brokers or dealers                                               $               $
                                                           --------        --------        --------

I.   Investment company equity securities                      1         $  47,206       $  1,013
                                                           --------        --------        --------

J.   All other equity securities                                         $               $
                                                           --------        --------        --------
K.   Other securities                                                    $               $
                                                           --------        --------        --------

L.   Total assets of all series of registrant                  1         $  47,206       $  1,013
                                                           --------        --------        --------

                                                     -------------------------

                                                       If filing more than one
                                                       Page 51, "X" box: [ ]
                                                     -------------------------

For period ending  12/31/01
                  ---------

File number 811-09547
                -----------

128. [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed
          by an entity other than the issuer?  (Y/N)  _______                                            ____

          [If answer is "N" (No), go to item 131.]                                                        Y/N

129. [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment
          of principal or interest at the end of the current period? (Y/N)  _______                      ____

          [If answer is "N" (No), go to item 131.]                                                        Y/N

130. [/]  In computations of NAV or offering price per unit, is any part of the value attributed
          to instruments identified in item 129 derived from insurance or guarantees? (Y/N)  _______     ____
                                                                                                          Y/N

131.      Total expenses incurred by all series of Registrant during the current reporting period
          ($000's omitted)  ________________________________________                                  $   385
                                                                                                        ------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:




        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______

This report is signed on behalf of the Registrant    Mercer Island , State of
Washington.

Date:  February 26, 2002.

(Name of Registrant, Depositor, or Trustee)

Farmers Annuity Separate Account A


By:  /s/ C. Paul Patsis                 Witness: /s/ John R. Patton
     -------------------------------             -------------------------
     C. Paul Patsis                     John R. Patton
     President                          Assistant Vice President and Secretary